Other Non-Current Assets - Additional Information (Detail) - Construction in progress - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Noncurrent Assets [Line Items]
Prepayment expense on other assets held for sale	$ 19,126	$ 57,380
Discontinued Operations
Other Noncurrent Assets [Line Items]
Prepayment expense on other assets held for sale	$ 35,754	$ 39,680